ASSETS HELD FOR SALE	6 Months Ended
Jun. 30, 2019
Assets And Liabilities Classified As Held For Sale [Abstract]
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE

(US$ MILLIONS)	June 30, 2019	December 31, 2018
Cash and cash equivalents	$24	$—
Accounts receivable, net	145	28
Financial assets	7	—
Inventory	4	6
Deferred income tax asset	1	—
Property, plant and equipment	171	29
Intangible assets	164	—
Assets held for sale	$516	$63

Accounts payable and other	$37	$9
Deferred income tax liabilities	78	—
Borrowings	135	—
Liabilities associated with assets held for sale	$250	$9

Business Services - Facilities management business
On May 31, 2019, the partnership completed the sale of its facilities management business for approximate gross proceeds of $1 billion, resulting in a $341 million pre-tax gain recognized by the partnership.
Business Services - Executive relocation business
In June 2019, the partnership completed the sale of its executive relocation business for proceeds of approximately $230 million, resulting in a $180 million pre-tax gain recognized by the partnership.
Industrials - Infrastructure support products manufacturing
At June 30, 2019, our infrastructure support products manufacturing operation has certain asset and liabilities related to plants within the precast operations classified as held for sale.

Industrials - BRK Ambiental

At June 30, 2019, BRK Ambiental classified certain assets and liabilities related to its industrial water treatment business segment as held for sale.